Employee Benefits - Summary of Movement in Fair Value of Plan Assets for Defined Benefit Plans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Defined Benefit Plans [Line Items]
Fair value of plan assets, beginning of year	$ 197,345	$ 173,141
Interest income	16,059	11,645
Plan administration expenses	1,906	1,981
Effect of movements in exchange rates	798	(1,156)
Fair value of plan assets, end of year	298,342	197,345
TFI International pension plans [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Interest income	697	638
Plan administration expenses	0	0
Effect of movements in exchange rates	798	(1,153)
TForce Freight pension plans [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Interest income	15,362	11,007
Plan administration expenses	1,906	1,981
Effect of movements in exchange rates	0	(3)
Plan Assets
Disclosure Of Defined Benefit Plans [Line Items]
Fair value of plan assets, beginning of year	197,345	173,141
Interest income	13,353	9,043
Employer contributions	80,472	19,984
Benefits paid	(5,235)	(2,749)
Fair value remeasurement	14,258	(39)
Plan administration expenses	(1,906)	(1,981)
Effect of movements in exchange rates	55	(54)
Fair value of plan assets, end of year	298,342	197,345
Plan Assets | TFI International pension plans [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Fair value of plan assets, beginning of year	366	200
Interest income	47	8
Employer contributions	2,402	(16)
Benefits paid	(1,123)	0
Fair value remeasurement	(99)	193
Plan administration expenses	0	0
Effect of movements in exchange rates	48	(19)
Fair value of plan assets, end of year	1,641	366
Plan Assets | TForce Freight pension plans [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Fair value of plan assets, beginning of year	196,979	172,941
Interest income	13,306	9,035
Employer contributions	78,070	20,000
Benefits paid	(4,112)	(2,749)
Fair value remeasurement	14,357	(232)
Plan administration expenses	(1,906)	(1,981)
Effect of movements in exchange rates	7	(35)
Fair value of plan assets, end of year	$ 296,701	$ 196,979